UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Global Alternative Strategy Fund (formerly MFS Diversified Target Return Fund). The remaining series of the Registrant, MFS Commodity Strategy Fund, has a fiscal year end of April 30.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2014

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

(formerly MFS® Diversified Target Return Fund)

DTR-SEM

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

(formerly MFS® Diversified Target Return Fund)

Note to Shareholders: Effective February 2, 2014, the fund’s name changed from MFS Diversified Target Return Fund to MFS Global Alternative Strategy Fund.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

After gaining momentum late last year, the U.S. economy slipped this winter, as severe weather curtailed activity. More recently, however, labor market data, consumer confidence, retail sales and industrial output have indicated that the U.S. economy could be regaining traction.

Europe emerged from its recession midway through 2013. However, its pace of growth has been slow, high unemployment persists and the risk of deflation exists. Asia remains vulnerable. China’s economic growth has slowed, and Japan’s early progress toward an economic turnaround continues to face obstacles. Emerging markets have also displayed much higher volatility, affected by the early transition from aggressive central bank monetary easing.

With so much uncertainty, global financial markets began 2014 with much greater volatility than last year’s broad-based rally. For equity investors, attention to company fundamentals has taken on more importance. Bond investors have been attuned to heightened risks from possible interest rate increases.

As always at MFS®, active risk management is an integral part of how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals uses a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

June 13, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	16.6%	23.2%	39.8%
	United Kingdom	0.1%	6.9%	7.0%
	Asia/Pacific ex-Japan	0.3%	6.4%	6.7%
	Europe ex-U.K.	0.6%	2.3%	2.9%
	North America ex-U.S.	0.6%	0.0%	0.6%
	Emerging Markets	0.5%	0.0%	0.5%
	Japan	0.3%	0.0%	0.3%
	Developed - Middle East/Africa	0.2%	0.0%	0.2%
Equity	Europe ex-U.K.	8.7%	(0.8)%	7.9%
	U.S. Small/Mid Cap	18.2%	(11.0)%	7.2%
	Japan	3.6%	3.0%	6.6%
	Emerging Markets	2.4%	3.0%	5.4%
	United Kingdom	5.8%	(1.2)%	4.6%
	North America ex-U.S.	0.5%	1.7%	2.2%
	Developed - Middle East/Africa	0.2%	0.0%	0.2%
	U.S. Large Cap	26.7%	(28.0)%	(1.3)%
	Asia/Pacific ex-Japan	1.4%	(3.6)%	(2.2)%
Cash	Cash & Equivalents (d)	4.6%	(10.6)%	(6.0)%
	Derivative Offsets (e)	0.1%	17.3%	17.4%

Top ten holdings (c)
Markit Index CDX.NA Series 20 HY - 5.00 JUN 20 18	16.6%
S&P 500 Index Option - JUN 21 14	8.9%
FTSE China A50 Index Future - MAY 29 14	7.9%
Markit Index CDX.NA Series 20 IG - 1.00 JUN 20 18	7.1%
ASX SPI 200 Index Future - JUN 19 14	(4.7)%
E-mini S&P MidCap 400 Index Future - JUN 20 14	(4.8)%
Hang Seng China Enterprises Index Future - MAY 29 14	(4.9)%
U.S. Treasury Note 10 yr Future - JUN 19 14	(5.7)%
E-mini Russell 2000 Index Future - JUN 20 14	(6.2)%
S&P 500 Index Future - JUN 19 14	(37.2)%

Portfolio Composition – continued

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 4/30/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2013 through April 30, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2013 through April 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/13	Ending Account Value 4/30/14	Expenses Paid During Period (p) 11/01/13-4/30/14
A	Actual	1.38%	$1,000.00	$1,012.86	$6.89
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
B	Actual	2.13%	$1,000.00	$1,008.98	$10.61
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
C	Actual	2.13%	$1,000.00	$1,010.17	$10.62
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
I	Actual	1.13%	$1,000.00	$1,014.58	$5.64
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R1	Actual	2.13%	$1,000.00	$1,009.31	$10.61
	Hypothetical (h)	2.13%	$1,000.00	$1,014.23	$10.64
R2	Actual	1.63%	$1,000.00	$1,012.59	$8.13
	Hypothetical (h)	1.63%	$1,000.00	$1,016.71	$8.15
R3	Actual	1.38%	$1,000.00	$1,013.27	$6.89
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
R4	Actual	1.13%	$1,000.00	$1,014.21	$5.64
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R5	Actual	1.07%	$1,000.00	$1,014.96	$5.35
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 67.4%
Issuer	Shares/Par	Value ($)

Aerospace - 1.3%
BE Aerospace, Inc. (a)	2,660	$233,468
Boeing Co.	1,765	227,720
FLIR Systems, Inc.	2,740	93,270
Honeywell International, Inc.	730	67,817
Lockheed Martin Corp.	4,175	685,285
MTU Aero Engines AG	760	71,519
Northrop Grumman Corp.	5,020	609,980
Precision Castparts Corp.	2,023	512,001
Raytheon Co.	4,240	404,835
Rolls-Royce Holdings PLC	14,511	257,254
Rolls-Royce Holdings PLC, IPS	1,944,474	3,283
Saab AB, “B”	4,000	122,420
TransDigm Group, Inc.	1,289	229,274
Triumph Group, Inc.	1,230	79,716
United Technologies Corp.	5,820	688,681

		$4,286,523
Airlines - 0.4%
Alaska Air Group, Inc.	740	$69,619
Copa Holdings S.A., “A”	5,591	756,350
Delta Air Lines, Inc.	2,470	90,970
Stagecoach Group PLC	30,856	193,281
United Continental Holdings, Inc. (a)	970	39,644

		$1,149,864
Alcoholic Beverages - 1.0%
Constellation Brands, Inc., “A” (a)	2,060	$164,470
Diageo PLC, ADR	3,620	444,464
Heineken N.V.	9,527	660,864
Molson Coors Brewing Co.	5,660	339,430
Pernod Ricard S.A.	13,028	1,563,616

		$3,172,844
Apparel Manufacturers - 1.5%
Adidas AG	2,315	$247,077
Christian Dior S.A.	827	169,978
Gerry Weber International AG	3,955	208,505
Guess?, Inc.	5,190	139,663
Hanesbrands, Inc.	4,830	396,495
Li & Fung Ltd.	482,000	702,566

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Apparel Manufacturers - continued
LVMH Moet Hennessy Louis Vuitton S.A.	7,353	$1,446,018
Michael Kors Holdings Ltd. (a)	6,335	577,752
NIKE, Inc., “B”	350	25,533
PVH Corp.	2,347	294,713
VF Corp.	7,990	488,109

		$4,696,409
Automotive - 1.3%
Autoliv, Inc.	1,250	$127,475
Delphi Automotive PLC	2,400	160,416
DENSO Corp.	4,400	200,213
Dorman Products, Inc. (a)	430	24,747
General Motors Co.	19,240	663,395
Goodyear Tire & Rubber Co.	35,340	890,568
Guangzhou Automobile Group Co. Ltd., “H”	128,000	129,107
Honda Motor Co. Ltd.	29,100	962,078
Kia Motors Corp.	1,630	90,389
LKQ Corp. (a)	5,840	170,061
TRW Automotive Holdings Corp. (a)	3,710	298,095
USS Co. Ltd.	33,500	487,910

		$4,204,454
Biotechnology - 0.7%
Abcam PLC	21,657	$144,434
Alexion Pharmaceuticals, Inc. (a)	5,800	917,560
Amgen, Inc.	2,626	293,456
Biogen Idec, Inc. (a)	2,649	760,581
Illumina, Inc. (a)	820	111,397
MiMedx Group, Inc. (a)	5,680	32,830

		$2,260,258
Broadcasting - 1.0%
Discovery Communications, Inc., “A” (a)	1,865	$141,554
Havas S.A.	24,212	192,474
Interpublic Group of Companies, Inc.	5,000	87,100
Nippon Television Holdings, Inc.	22,700	338,163
Publicis Groupe	8,214	699,696
RetailMeNot, Inc. (a)	2,850	84,959
Rightmove PLC	5,503	223,919
Scripps Networks Interactive, Inc., “A”	1,570	117,860
Stroer Media AG (a)	5,090	87,564
Time Warner, Inc.	640	42,534
Twenty-First Century Fox, Inc.	2,130	68,203
Twenty-First Century Fox, Inc., “B”	15,530	486,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Broadcasting - continued
Viacom, Inc., “B”	5,330	$452,943
Walt Disney Co.	660	52,364
WPP Group PLC	4,328	93,096

		$3,168,829
Brokerage & Asset Managers - 1.5%
Affiliated Managers Group, Inc. (a)	1,874	$371,427
BlackRock, Inc.	1,640	493,640
BM&F Bovespa S.A.	81,300	415,661
Computershare Ltd.	45,345	522,282
Credit Suisse Group AG	16,034	508,475
Evercore Partners, Inc.	740	39,538
Franklin Resources, Inc.	918	48,057
FXCM, Inc., “A”	3,840	59,443
IG Group Holdings PLC	22,440	240,966
IntercontinentalExchange Group, Inc.	5,074	1,037,329
LPL Financial Holdings, Inc.	630	29,831
NASDAQ OMX Group, Inc.	21,812	804,863
Schroders PLC	6,308	272,225
TD Ameritrade Holding Corp.	2,270	72,413

		$4,916,150
Business Services - 4.1%
Accenture PLC, “A”	25,100	$2,013,522
Amadeus Holdings AG	21,482	892,750
Borderfree, Inc. (a)	2,600	38,974
Brenntag AG	392	70,890
Bright Horizons Family Solutions, Inc. (a)	9,040	368,651
Brunel International N.V.	2,831	191,882
Bunzl PLC	29,640	841,243
Cognizant Technology Solutions Corp., “A” (a)	14,100	675,461
Compass Group PLC	141,420	2,249,247
Concur Technologies, Inc. (a)	1,160	93,345
Constant Contact, Inc. (a)	11,260	291,184
Experian Group Ltd.	4,317	82,801
Fidelity National Information Services, Inc.	2,470	131,972
FleetCor Technologies, Inc. (a)	15,100	1,723,363
Forrester Research, Inc.	2,220	78,655
Gartner, Inc. (a)	5,690	392,269
Global Payments, Inc.	10,180	680,329
Intertek Group PLC	5,565	273,046
Jones Lang LaSalle, Inc.	2,810	325,651
Mitsubishi Corp.	3,800	67,945
Nomura Research Institute Ltd.	6,300	182,095

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
Paylocity Holding Corp. (a)	1,040	$19,666
Performant Financial Corp. (a)	5,270	45,902
Premier Farnell PLC	48,900	183,207
RE/MAX Holdings, Inc., “A”	2,850	80,427
Realogy Holdings Corp. (a)	2,580	108,489
Resources Connection, Inc.	8,750	119,088
Serco Group PLC	20,816	119,531
Sodexo	2,626	283,075
Ultimate Software Group, Inc. (a)	910	108,863
Verisk Analytics, Inc., “A” (a)	1,960	117,776
Xoom Corp. (a)	5,550	123,818

		$12,975,117
Cable TV - 1.1%
Charter Communications, Inc., “A” (a)	1,126	$152,607
Comcast Corp., “A”	19,388	1,003,523
Comcast Corp., “Special A”	11,510	587,355
Time Warner Cable, Inc.	10,463	1,480,096
Ziggo N.V.	2,981	129,364

		$3,352,945
Chemicals - 1.0%
3M Co.	3,443	$478,887
Celanese Corp.	1,680	103,202
CF Industries Holdings, Inc.	1,279	313,572
Givaudan S.A.	371	584,680
LyondellBasell Industries N.V., “A”	8,050	744,625
Marrone Bio Innovations, Inc. (a)	1,030	12,545
Monsanto Co.	5,535	612,725
PPG Industries, Inc.	1,767	342,127
Victrex PLC	3,650	114,687

		$3,307,050
Computer Software - 2.0%
Adobe Systems, Inc. (a)	2,560	$157,926
Akamai Technologies, Inc. (a)	1,940	102,956
Aspen Technology, Inc. (a)	14,670	630,663
Citrix Systems, Inc. (a)	2,450	145,310
CommVault Systems, Inc. (a)	2,190	105,996
Dassault Systemes S.A.	659	81,031
Intuit, Inc.	2,493	188,845
Microsoft Corp.	11,260	454,904
OBIC Co. Ltd.	8,900	266,822
Oracle Corp.	35,062	1,433,335

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - continued
PTC, Inc. (a)	33,360	$1,179,943
Qlik Technologies, Inc. (a)	10,280	225,954
Rovi Corp. (a)	5,300	118,137
Salesforce.com, Inc. (a)	5,608	289,653
SolarWinds, Inc. (a)	2,940	118,541
Symantec Corp.	3,380	68,546
TIBCO Software, Inc. (a)	5,890	115,621
VeriSign, Inc. (a)	17,749	837,398

		$6,521,581
Computer Software - Systems - 1.6%
Apple, Inc. (s)	742	$437,847
Benefitfocus, Inc. (a)	910	29,484
Brother Industries Ltd.	12,000	167,496
CDW Corp.	520	14,659
Cvent, Inc. (a)	2,300	63,319
Demandware, Inc. (a)	1,370	67,993
E2open, Inc. (a)	4,270	73,743
EMC Corp.	13,753	354,827
Exa Corp. (a)	1,940	20,933
Fleetmatics Group PLC (a)	2,620	78,679
Hewlett-Packard Co.	25,110	830,137
Ingram Micro, Inc., “A” (a)	6,820	183,867
International Business Machines Corp.	4,289	842,660
Model N, Inc. (a)	12,150	109,472
NCR Corp. (a)	3,450	105,260
NICE Systems Ltd.	4,883	211,276
NICE Systems Ltd., ADR	5,090	219,888
PROS Holdings, Inc. (a)	1,190	32,606
Sabre Corp. (a)	4,780	78,727
SciQuest, Inc. (a)	4,600	110,308
ServiceNow, Inc. (a)	1,520	75,574
Splunk, Inc. (a)	580	31,651
SS&C Technologies Holdings, Inc. (a)	6,360	247,531
Tableau Software, Inc., “A” (a)	490	27,082
Vantiv, Inc., “A” (a)	7,150	219,863
Varonis Systems, Inc. (a)	600	15,162
Verifone Systems, Inc. (a)	4,840	161,850
Workday, Inc. (a)	470	34,343
Xerox Corp.	11,270	136,254

		$4,982,491

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Conglomerates - 0.1%
DCC PLC	4,116	$210,777
First Pacific Co. Ltd.	130,000	144,036
Hutchison Whampoa Ltd.	6,000	82,284

		$437,097
Construction - 0.4%
Beacon Roofing Supply, Inc. (a)	1,430	$50,879
Bellway PLC	9,735	236,522
Eagle Materials, Inc.	1,040	86,663
Geberit AG	1,917	638,855
Pool Corp.	2,320	136,926
Semen Indonesia Persero Tbk PT	78,500	101,995
Sherwin-Williams Co.	170	33,973
Stanley Black & Decker, Inc.	1,591	136,651

		$1,422,464
Consumer Products - 1.2%
Colgate-Palmolive Co.	591	$39,774
Estee Lauder Cos., Inc., “A”	5,026	364,737
Henkel KGaA, IPS	5,634	627,417
International Flavors & Fragrances, Inc.	750	73,890
Kao Corp.	17,800	669,796
L’Oreal S.A.	340	58,491
Newell Rubbermaid, Inc.	5,700	171,627
Procter & Gamble Co.	1,050	86,678
Reckitt Benckiser Group PLC	16,886	1,361,368
Sensient Technologies Corp.	3,090	167,015
Uni-Charm Corp.	1,400	75,864

		$3,696,657
Consumer Services - 1.0%
Apollo Group, Inc., “A” (a)	8,500	$245,310
DeVry, Inc.	3,840	172,915
Diamond Resorts International, Inc. (a)	2,400	44,904
Estacio Participacoes S.A., ADR	21,970	233,541
HomeAway, Inc. (a)	3,524	114,953
ITT Educational Services, Inc. (a)	21,010	567,270
MakeMyTrip Ltd. (a)	3,380	71,622
Nord Anglia Education, Inc. (a)	4,810	95,479
Priceline Group, Inc. (a)	1,362	1,576,856
TripAdvisor, Inc. (a)	860	69,436

		$3,192,286

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Containers - 0.6%
Brambles Ltd.	51,623	$453,501
Crown Holdings, Inc. (a)	4,150	195,756
Greif, Inc., “A”	3,140	170,157
Owens-Illinois, Inc. (a)	2,470	78,497
Packaging Corp. of America	13,750	916,163
Silgan Holdings, Inc.	1,180	58,705
Viscofan S.A.	2,560	133,363

		$2,006,142
Electrical Equipment - 1.5%
AMETEK, Inc.	14,752	$777,725
Danaher Corp.	14,690	1,077,952
Legrand S.A.	494	31,869
Mettler-Toledo International, Inc. (a)	4,027	938,774
MSC Industrial Direct Co., Inc., “A”	740	67,384
Pentair Ltd.	3,678	273,239
Schneider Electric S.A.	2,788	261,279
Sensata Technologies Holding B.V. (a)	3,430	145,672
Siemens AG	1,797	236,841
Spectris PLC	9,696	364,249
Tyco International Ltd.	13,730	561,557
W.W. Grainger, Inc.	169	42,994
WESCO International, Inc. (a)	950	83,391

		$4,862,926
Electronics - 1.5%
Altera Corp.	9,460	$307,639
Analog Devices, Inc.	1,230	63,087
Avago Technologies Ltd.	790	50,165
Entropic Communications, Inc. (a)	11,040	40,738
Halma PLC	77,497	734,700
Infineon Technologies AG	5,900	68,585
JDS Uniphase Corp. (a)	1,640	20,779
Lattice Semiconductor Corp. (a)	6,040	50,857
M/A-COM Technology Solutions Holdings, Inc. (a)	3,000	52,530
MaxLinear, Inc., “A” (a)	8,250	64,928
Media Tek, Inc.	9,000	140,921
Mellanox Technologies Ltd. (a)	3,330	116,450
Micrel, Inc.	8,430	83,963
Microchip Technology, Inc.	2,830	134,538
MKS Instruments, Inc.	1,300	36,595
NXP Semiconductors N.V. (a)	2,190	130,568
Rubicon Technology, Inc. (a)	11,790	119,433
SanDisk Corp.	2,750	233,668

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Silicon Laboratories, Inc. (a)	2,460	$110,577
Siliconware Precision Industries Co. Ltd., ADR	36,014	267,224
Stratasys Ltd. (a)	510	49,404
Taiwan Semiconductor Manufacturing Co. Ltd.	24,654	97,187
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	77,972	1,567,237
Ultratech, Inc. (a)	8,900	236,918
Universal Display Corp. (a)	690	17,975

		$4,796,666
Energy - Independent - 2.5%
Alpha Natural Resources, Inc. (a)	7,860	$33,798
Anadarko Petroleum Corp.	3,390	335,678
Antero Resources Corp. (a)	1,190	78,147
Cabot Oil & Gas Corp.	11,686	459,026
Cairn Energy PLC (a)	6,153	19,146
Canadian Oil Sands Ltd.	4,910	106,400
Cenovus Energy, Inc.	1,460	43,492
Chesapeake Energy Corp.	9,700	278,875
Cimarex Energy Co.	500	59,560
CONSOL Energy, Inc.	5,280	235,013
Energen Corp.	1,930	150,366
EOG Resources, Inc.	190	18,620
EQT Corp.	1,200	130,788
Galp Energia SGPS S.A.	1,993	34,521
Gulfport Energy Corp. (a)	2,360	173,861
INPEX Corp.	79,700	1,160,010
Marathon Petroleum Corp.	15,829	1,471,306
Noble Energy, Inc.	1,904	136,669
Oasis Petroleum LLC (a)	500	23,255
Occidental Petroleum Corp.	6,900	660,675
Oil Search Ltd.	5,230	43,256
PDC Energy, Inc. (a)	1,300	82,771
Peabody Energy Corp.	7,840	149,038
Pioneer Natural Resources Co.	3,101	599,330
Range Resources Corp.	850	76,883
Reliance Industries Ltd.	3,010	46,785
Rice Energy, Inc. (a)	3,320	98,604
Rosetta Resources, Inc. (a)	1,200	56,808
SM Energy Co.	1,960	145,295
Valero Energy Corp.	17,930	1,025,058
Walter Energy, Inc.	8,990	64,728

		$7,997,762

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 1.0%
BG Group PLC	6,896	$139,486
Chevron Corp.	4,485	562,957
Exxon Mobil Corp. (s)	13,515	1,384,071
Hess Corp.	6,130	546,551
Petroleo Brasileiro S.A., ADR	5,360	74,397
Royal Dutch Shell PLC, “A”	11,384	451,111

		$3,158,573
Engineering - Construction - 0.1%
Fluor Corp.	330	$24,981
JGC Corp.	4,000	129,506
Team, Inc. (a)	1,900	81,491

		$235,978
Entertainment - 0.2%
AMC Entertainment Holdings, Inc., “A”	4,010	$92,791
AMC Networks, Inc., “A” (a)	2,980	195,697
Carmike Cinemas, Inc. (a)	3,120	92,539
Cinemark Holdings, Inc.	6,200	183,644
DHX Media Ltd.	2,696	12,127

		$576,798
Food & Beverages - 2.8%
Booker Group PLC	54,921	$136,311
Britvic PLC	17,431	213,224
Bunge Ltd.	1,260	100,359
Coca-Cola Co.	13,577	553,806
Coca-Cola Enterprises, Inc.	1,880	85,427
Dr Pepper Snapple Group, Inc.	4,130	228,885
Flowers Foods, Inc.	1,050	21,546
General Mills, Inc.	8,750	463,925
Groupe Danone	33,067	2,438,742
Ingredion, Inc.	1,360	95,812
J.M. Smucker Co.	1,040	100,547
Kerry Group PLC	1,605	126,699
Keurig Green Mountain, Inc.	460	43,093
M. Dias Branco S.A. Industria e Comercio de Alimentos	1,700	73,482
Mead Johnson Nutrition Co., “A”	1,460	128,860
Mondelez International, Inc.	26,670	950,786
Nestle S.A.	27,978	2,160,101
Nestle S.A., ADR	7,750	598,145
Pinnacle Foods, Inc.	5,250	159,600
WhiteWave Foods Co., “A” (a)	4,490	124,328

		$8,803,678

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 1.0%
Alimentation Couche-Tard, Inc.	7,089	$199,789
Brazil Pharma S.A. (a)	61,300	100,070
Cosmos Pharmaceutical Corp.	736	78,686
CVS Caremark Corp.	12,902	938,233
Empire Co. Ltd., “A”	970	61,357
Fairway Group Holdings Corp. (a)	8,150	56,480
Kroger Co.	35,972	1,656,151
Sundrug Co. Ltd.	1,200	49,063

		$3,139,829
Gaming & Lodging - 0.7%
Ladbrokes PLC	50,704	$131,238
Norwegian Cruise Line Holdings Ltd. (a)	1,920	62,918
Royal Caribbean Cruises Ltd.	5,310	282,120
Sands China Ltd.	15,200	111,820
Wynn Resorts Ltd.	8,328	1,697,996

		$2,286,092
General Merchandise - 0.9%
Dollarama, Inc.	890	$74,023
Five Below, Inc. (a)	6,340	255,565
Kohl’s Corp.	2,210	121,086
Macy’s, Inc.	23,310	1,338,693
Target Corp.	6,930	427,928
Wal-Mart Stores, Inc.	3,491	278,268
Woolworths Holdings Ltd.	31,858	216,515

		$2,712,078
Health Maintenance Organizations - 0.5%
Aetna, Inc.	7,660	$547,307
Molina Healthcare, Inc. (a)	1,810	67,694
Odontoprev S.A.	7,500	30,104
UnitedHealth Group, Inc.	770	57,781
WellPoint, Inc.	8,010	806,447

		$1,509,333
Insurance - 3.3%
ACE Ltd.	330	$33,766
AIA Group Ltd.	144,400	700,306
Allied World Assurance Co.	1,870	201,380
American International Group, Inc.	970	51,536
Amlin PLC	25,954	196,185
Arthur J. Gallagher & Co.	2,200	99,044
Aspen Insurance Holdings Ltd.	1,440	65,923

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Beazley PLC	163,774	$678,017
Delta Lloyd N.V.	2,100	55,224
Everest Re Group Ltd.	8,943	1,413,262
Genworth Financial, Inc. (a)	2,520	44,982
Hanover Insurance Group, Inc.	2,540	148,463
Hartford Financial Services Group, Inc.	1,290	46,272
HCC Insurance Holdings, Inc.	1,980	90,961
Hiscox Ltd.	14,581	173,807
ING Groep N.V. (a)	10,799	153,341
Jardine Lloyd Thompson Group PLC	28,784	512,232
Lincoln National Corp.	2,330	113,028
MetLife, Inc.	17,890	936,542
Protective Life Corp.	1,360	69,564
Prudential Financial, Inc.	13,920	1,123,066
Sony Financial Holdings, Inc.	3,000	48,066
Stewart Information Services Corp.	1,780	54,290
Storebrand A.S.A. (a)	18,947	106,205
Symetra Financial Corp.	8,790	181,601
Third Point Reinsurance Ltd. (a)	8,820	137,945
Travelers Cos., Inc.	15,580	1,411,236
Unum Group	2,550	84,711
Validus Holdings Ltd.	36,432	1,350,534
Zurich Insurance Group AG	478	136,920

		$10,418,409
Internet - 1.6%
ChannelAdvisor Corp. (a)	1,880	$49,331
eBay, Inc. (a)	6,570	340,523
Facebook, Inc., “A “ (a)	25,660	1,533,955
Google, Inc., “A” (a)	1,698	908,226
Google, Inc., “C” (a)	1,676	882,682
LinkedIn Corp., “A” (a)	1,763	270,568
Millennial Media, Inc. (a)	11,320	72,335
Naver Corp.	672	483,898
Pandora Media, Inc. (a)	2,280	53,398
Shutterfly, Inc. (a)	1,660	67,944
Shutterstock, Inc. (a)	920	66,709
Yahoo!, Inc. (a)	8,170	293,710
Yelp, Inc. (a)	1,400	81,648

		$5,104,927
Leisure & Toys - 0.1%
Brunswick Corp.	1,910	$76,763
Callaway Golf Co.	8,970	78,129

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - continued
GrubHub, Inc. (a)	2,180	$67,471
Hasbro, Inc.	740	40,892
Mattel, Inc.	2,940	115,292

		$378,547
Machinery & Tools - 1.9%
Allison Transmission Holdings, Inc.	7,140	$213,058
Atlas Copco AB, “A”	6,654	192,594
Burckhardt Compression Holding AG	468	242,482
Columbus McKinnon Corp.	3,670	97,218
Cummins, Inc.	564	85,079
Douglas Dynamics, Inc.	5,440	91,773
Eaton Corp. PLC	2,030	147,459
Finning International, Inc.	1,410	38,079
Flowserve Corp.	2,810	205,271
GEA Group AG	6,270	280,489
Herman Miller, Inc.	2,680	82,624
IPG Photonics Corp. (a)	1,808	116,851
Joy Global, Inc.	9,650	582,667
Kennametal, Inc.	3,310	154,676
Nordson Corp.	640	47,584
Oshkosh Corp.	3,500	194,285
Polypore International, Inc. (a)	3,910	135,599
Proto Labs, Inc. (a)	1,110	67,199
Regal Beloit Corp.	2,520	188,320
Roper Industries, Inc.	2,508	348,487
Schindler Holding AG	957	148,101
Spirax-Sarco Engineering PLC	4,093	200,339
SPX Corp.	6,670	679,273
WABCO Holdings, Inc. (a)	3,150	337,082
Weir Group PLC	23,980	1,089,123

		$5,965,712
Major Banks - 3.4%
Bank of America Corp.	38,070	$576,380
Bank of New York Mellon Corp.	12,850	435,230
BNP Paribas	2,481	186,247
Comerica, Inc.	3,958	190,934
Goldman Sachs Group, Inc.	3,527	563,685
HSBC Holdings PLC	143,746	1,466,155
Huntington Bancshares, Inc.	24,550	224,878
JPMorgan Chase & Co. (s)	38,850	2,174,823
KeyCorp	8,080	110,211
Mitsubishi UFJ Financial Group, Inc.	23,200	122,995

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Morgan Stanley	32,210	$996,255
PNC Financial Services Group, Inc.	3,570	300,023
Regions Financial Corp.	6,240	63,274
Royal Bank of Scotland Group PLC (a)	27,357	138,014
Standard Chartered PLC	35,355	764,971
State Street Corp.	1,620	104,587
Sumitomo Mitsui Financial Group, Inc.	15,900	627,228
Wells Fargo & Co.	32,180	1,597,415
Westpac Banking Corp.	8,140	266,410

		$10,909,715
Medical & Health Technology & Services - 2.2%
Advisory Board Co. (a)	1,170	$66,994
AmerisourceBergen Corp.	6,120	398,902
Brookdale Senior Living, Inc. (a)	2,350	74,824
Capital Senior Living Corp. (a)	4,560	112,769
Cardinal Health, Inc.	16,930	1,176,804
Cerner Corp. (a)	3,530	181,089
Cross Country Healthcare, Inc. (a)	9,810	69,553
Express Scripts Holding Co. (a)	5,142	342,354
HCA Holdings, Inc. (a)	29,720	1,545,440
Healthcare Services Group, Inc.	3,490	101,559
HealthStream, Inc. (a)	4,390	99,434
Henry Schein, Inc. (a)	2,300	262,729
Hogy Medical Co. Ltd.	3,900	201,054
Kobayashi Pharmaceutical Co. Ltd.	19,300	1,170,441
McKesson Corp.	4,929	833,938
MEDNAX, Inc. (a)	1,420	84,135
Miraca Holdings, Inc.	5,700	246,990
Quest Diagnostics, Inc.	1,610	90,047
Universal Health Services, Inc.	790	64,614

		$7,123,670
Medical Equipment - 1.5%
Abbott Laboratories	29,620	$1,147,479
Align Technology, Inc. (a)	1,250	62,988
Ansell Ltd.	7,071	119,114
C.R. Bard, Inc.	1,384	190,065
Cardiovascular Systems, Inc. (a)	2,630	75,613
CareFusion Corp. (a)	2,210	86,323
Cepheid, Inc. (a)	1,750	76,090
Cooper Cos., Inc.	1,607	211,979
Covidien PLC	740	52,725
DENTSPLY International, Inc.	2,270	101,310

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
DexCom, Inc. (a)	930	$30,169
Endologix, Inc. (a)	13,170	166,996
Essilor International S.A.	2,765	295,719
GenMark Diagnostics, Inc. (a)	4,350	38,933
Globus Medical, Inc., “A” (a)	2,120	51,770
Nihon Kohden Corp.	2,300	94,151
Novadaq Technologies, Inc. (a)	1,880	29,422
PerkinElmer, Inc.	9,090	381,507
Sonova Holding AG	560	80,809
St. Jude Medical, Inc.	7,080	449,368
Stryker Corp.	460	35,765
TearLab Corp. (a)	10,790	46,613
Teleflex, Inc.	1,950	199,076
Thermo Fisher Scientific, Inc.	6,240	711,360
Uroplasty, Inc. (a)	6,080	21,158

		$4,756,502
Metals & Mining - 0.5%
Cameco Corp.	3,520	$74,941
Century Aluminum Co. (a)	5,960	81,950
Gerdau S.A., ADR	8,400	50,484
Globe Specialty Metals, Inc.	4,380	84,884
GrafTech International Ltd. (a)	24,270	272,067
Horsehead Holding Corp. (a)	10,220	159,330
Iluka Resources Ltd.	59,001	488,996
Molycorp, Inc. (a)	13,180	62,605
Rio Tinto PLC	5,370	292,356
Uranium Participation Corp. (a)	2,410	10,554

		$1,578,167
Natural Gas - Distribution - 0.4%
AGL Resources, Inc.	3,260	$176,040
Centrica PLC	12,988	72,366
China Resources Gas Group Ltd.	12,000	35,522
GDF Suez	4,724	119,116
National Fuel Gas Co.	3,790	279,096
NiSource, Inc.	1,840	66,829
NorthWestern Corp.	1,120	54,186
Spectra Energy Corp.	2,930	116,350
Tokyo Gas Co. Ltd.	19,000	99,428
UGI Corp.	2,050	95,710

		$1,114,643

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Pipeline - 0.1%
APA Group	8,046	$49,782
QEP Midstream Partners LP	2,350	55,930
StealthGas, Inc. (a)	8,930	96,801
Williams Cos., Inc.	680	28,676

		$231,189
Network & Telecom - 0.5%
Ericsson, Inc., “B”	91,080	$1,099,594
Ixia (a)	7,790	96,752
Palo Alto Networks, Inc. (a)	340	21,617
Polycom, Inc. (a)	5,280	64,944
Qualcomm, Inc.	1,619	127,431
VTech Holdings Ltd.	15,100	208,398

		$1,618,736
Oil Services - 0.8%
Atwood Oceanics, Inc. (a)	3,030	$150,167
Basic Energy Services, Inc. (a)	24,830	656,009
C&J Energy Services, Inc. (a)	2,750	82,665
Cameron International Corp. (a)	2,230	144,861
Dresser-Rand Group, Inc. (a)	2,270	137,199
Ensco PLC, “A”	1,570	79,207
FMC Technologies, Inc. (a)	1,960	111,132
Frank’s International N.V.	3,970	108,897
Halliburton Co.	960	60,547
Helix Energy Solutions Group, Inc. (a)	3,230	77,649
John Wood Group PLC	10,827	143,226
Noble Corp. PLC	1,540	47,447
Schlumberger Ltd.	330	33,512
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	1,397	177,474
Superior Energy Services, Inc.	3,620	119,170
Technip	620	69,759
Tesco Corp.	5,680	113,600
Tidewater, Inc.	3,190	162,467

		$2,474,988
Other Banks & Diversified Financials - 2.5%
Aaron’s, Inc.	1,980	$58,351
Aeon Financial Service Co. Ltd.	2,600	65,385
American Express Co.	720	62,950
BB&T Corp.	4,320	161,266
Berkshire Hills Bancorp, Inc.	2,590	60,684
Brookline Bancorp, Inc.	11,030	100,152
CAI International, Inc. (a)	8,200	178,350

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Cathay General Bancorp, Inc.	3,660	$86,376
Chiba Bank Ltd.	23,000	146,007
Citigroup, Inc.	21,459	1,028,101
Credicorp Ltd.	5,135	766,399
DBS Group Holdings Ltd.	8,000	108,355
Discover Financial Services	11,688	653,359
Erste Group Bank AG	4,342	145,718
EZCORP, Inc., “A” (a)	8,740	91,158
Fifth Third Bancorp	33,030	680,748
First Interstate BancSystem, Inc.	3,380	84,128
First Republic Bank	420	21,319
HDFC Bank Ltd., ADR	1,800	72,090
Julius Baer Group Ltd.	2,360	110,344
Jyske Bank (a)	3,058	167,963
Kasikornbank Public Co. Ltd., NVDR	10,200	60,453
KBC Group N.V.	9,386	571,781
M&T Bank Corp.	647	78,940
MasterCard, Inc., “A”	1,878	138,127
PrivateBancorp, Inc.	5,880	162,112
Public Bank Berhad	21,400	131,985
Regional Management Corp. (a)	3,680	56,451
Sandy Spring Bancorp, Inc.	3,020	72,631
Sberbank of Russia, ADR (a)	3,036	25,448
SunTrust Banks, Inc.	2,090	79,963
TCF Financial Corp.	15,770	247,589
Textainer Group Holdings Ltd.	2,920	114,756
U.S. Bancorp	12,100	493,438
UniCredit S.p.A.	10,270	91,758
Visa, Inc., “A”	4,617	935,450

		$8,110,085
Pharmaceuticals - 3.5%
Actavis PLC (a)	4,180	$854,099
Aratana Therapeutics, Inc. (a)	2,310	31,832
Bayer AG	14,940	2,072,701
Bristol-Myers Squibb Co.	13,100	656,179
Endo International PLC (a)	15,330	964,947
Genomma Lab Internacional S.A., “B” (a)	77,693	196,923
GlaxoSmithKline PLC	30,814	849,070
Hospira, Inc. (a)	2,020	92,516
Impax Laboratories, Inc. (a)	2,190	57,269
Johnson & Johnson	15,340	1,553,789
Kythera Biopharmaceuticals, Inc. (a)	2,030	66,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
MediWound Ltd. (a)	1,380	$14,145
Merck & Co., Inc.	4,950	289,872
Novartis AG	5,250	455,147
Perrigo Co. PLC	229	33,173
Pfizer, Inc.	46,219	1,445,730
Roche Holding AG	3,038	890,585
Salix Pharmaceuticals, Ltd. (a)	1,750	192,500
Santen Pharmaceutical Co. Ltd.	3,500	156,111
TherapeuticsMD, Inc. (a)	11,570	48,594
Tsumura & Co.	4,000	95,242
Valeant Pharmaceuticals International, Inc. (a)	1,000	133,710
Zoetis, Inc.	890	26,931

		$11,177,263
Pollution Control - 0.1%
Progressive Waste Solutions Ltd.	4,390	$106,984
Stericycle, Inc. (a)	1,385	161,269

		$268,253
Printing & Publishing - 0.2%
Moody’s Corp.	5,545	$435,283
Reed Elsevier N.V.	3,965	80,890
UBM PLC	23,470	260,150

		$776,323
Railroad & Shipping - 0.5%
Canadian National Railway Co.	12,110	$709,283
Diana Shipping, Inc. (a)	24,580	276,771
Kansas City Southern Co.	1,913	192,983
Navigator Holdings Ltd. (a)	890	23,763
Navios Maritime Holdings, Inc.	11,600	91,292
Union Pacific Corp.	1,018	193,858

		$1,487,950
Real Estate - 1.3%
Annaly Mortgage Management, Inc., REIT	4,510	$52,091
Ascendas Real Estate Investment Trust, REIT	110,000	200,925
Big Yellow Group PLC, REIT	4,880	42,350
BioMed Realty Trust, Inc., REIT	5,060	105,754
Corporate Office Properties Trust, REIT	8,620	230,585
DDR Corp., REIT	4,460	76,578
Deutsche Wohnen AG (a)	2,147	44,977
EPR Properties, REIT	3,950	211,760
Equity Lifestyle Properties, Inc., REIT	1,420	59,455

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Hatteras Financial Corp., REIT	5,700	$111,549
Macquarie Mexico Real Estate S.A. de C.V., REIT	63,300	120,187
Mid-America Apartment Communities, Inc., REIT	1,310	91,242
Mitsubishi Estate Co. Ltd.	3,000	67,902
Plum Creek Timber Co. Inc., REIT	2,250	98,100
Select Income, REIT	3,920	120,658
Simon Property Group, Inc., REIT	4,959	858,899
TAG Immobilien AG	76,690	973,841
Vornado Realty Trust, REIT	2,290	234,954
Weyerhaeuser Co., REIT	17,910	534,614

		$4,236,421
Restaurants - 0.6%
Arcos Dorados Holdings, Inc.	18,662	$170,011
BJ’s Restaurants, Inc. (a)	2,760	78,798
Chuy’s Holdings, Inc. (a)	970	34,872
Dunkin Brands Group, Inc.	1,440	65,534
McDonald’s Corp.	5,501	557,691
Noodles & Co. (a)	1,020	33,446
Starbucks Corp.	5,370	379,229
Whitbread PLC	7,761	534,630
YUM! Brands, Inc.	300	23,097
Zoe’s Kitchen, Inc. (a)	1,710	45,640

		$1,922,948
Specialty Chemicals - 1.1%
Airgas, Inc.	1,400	$148,764
Akzo Nobel N.V.	3,943	303,548
Albemarle Corp.	1,080	72,403
Elementis PLC	49,445	231,498
Filtrona PLC	15,349	207,322
FMC Corp.	3,710	285,670
JSR Corp.	6,100	99,941
Kansai Paint Co. Ltd.	5,000	69,986
Kronos Worldwide, Inc.	3,190	49,924
Linde AG	5,491	1,138,501
Rockwood Holdings, Inc.	1,770	125,759
Sika AG	67	270,939
Symrise AG	2,264	114,252
Taminco Corp. (a)	3,630	72,927
Tronox Ltd., “A”	4,490	110,005
Valspar Corp.	1,230	89,839
W.R. Grace & Co. (a)	420	38,682

		$3,429,960

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 1.8%
Advance Auto Parts, Inc.	1,450	$175,871
Amazon.com, Inc. (a)	1,904	579,064
ANN, Inc. (a)	1,170	45,852
AutoZone, Inc. (a)	1,266	675,905
Bed Bath & Beyond, Inc. (a)	1,930	119,911
Best Buy Co., Inc.	3,140	81,420
Burlington Stores, Inc. (a)	2,660	69,133
Children’s Place Retail Stores, Inc.	12,100	580,800
Citi Trends, Inc. (a)	5,090	86,479
Esprit Holdings Ltd.	18,900	31,453
Express, Inc. (a)	9,780	142,495
Gordmans Stores, Inc.	6,840	30,712
Home Depot, Inc.	2,160	171,742
Industria de Diseno Textil S.A.	4,582	687,492
Kirkland’s, Inc. (a)	3,490	59,714
Monro Muffler Brake, Inc.	340	19,176
NEXT PLC	2,120	233,377
Nitori Co. Ltd.	3,700	169,555
Rent-A-Center, Inc.	3,160	92,304
Ross Stores, Inc.	11,642	792,587
Sally Beauty Holdings, Inc. (a)	2,430	66,606
Staples, Inc.	22,250	278,125
Tiffany & Co.	1,940	169,731
Tile Shop Holdings, Inc. (a)	5,260	74,140
Tilly’s, Inc. (a)	5,960	67,348
Tractor Supply Co.	2,045	137,506
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	310	27,190
Urban Outfitters, Inc. (a)	850	30,307

		$5,695,995
Telecommunications - Wireless - 0.8%
American Tower Corp., REIT	10,336	$863,263
KDDI Corp.	22,000	1,171,067
SBA Communications Corp. (a)	2,230	200,165
TIM Participacoes S.A., ADR	170	4,575
Turkcell Iletisim Hizmetleri AS (a)	54,910	319,850
Vodafone Group PLC	37,271	140,928

		$2,699,848
Telephone Services - 0.8%
Bezeq - The Israel Telecommunication Corp. Ltd.	12,830	$23,278
British Telecom Group, PLC	9,380	58,360
Colt Group S.A. (a)	17,122	37,871
Frontier Communications Corp.	138,000	821,100

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
Quebecor, Inc., “B”	2,420	$57,075
TDC A.S.	6,005	56,367
Telecom Italia S.p.A.	53,898	53,502
Telefonica Brasil S.A., ADR	2,140	45,368
Verizon Communications, Inc.	31,207	1,458,303
Windstream Holdings, Inc.	7,250	65,750

		$2,676,974
Tobacco - 1.3%
Altria Group, Inc.	6,898	$276,679
British American Tobacco PLC	8,530	492,118
Japan Tobacco, Inc.	34,200	1,122,661
Lorillard, Inc.	13,200	784,344
Philip Morris International, Inc.	15,291	1,306,310
Swedish Match AB	5,966	204,519

		$4,186,631
Trucking - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	1,930	$67,531
Celadon Group, Inc.	2,800	64,428
DSV A.S.	8,191	273,287
Expeditors International of Washington, Inc.	580	23,919
Marten Transport Ltd.	5,940	139,352
Swift Transportation Co. (a)	9,120	219,336
Yamato Holdings Co. Ltd.	40,600	834,755

		$1,622,608
Utilities - Electric Power - 1.5%
AES Corp.	76,500	$1,105,425
American Electric Power Co., Inc.	10,930	588,143
Calpine Corp. (a)	2,630	60,306
Canadian Utilities Ltd., “A”	1,470	54,304
CMS Energy Corp.	5,350	162,159
DTE Energy Co.	1,150	89,861
Edison International	13,130	742,633
El Paso Electric Co.	2,350	88,877
Energias do Brasil S.A.	10,200	44,327
Great Plains Energy, Inc.	28,860	774,314
Northeast Utilities	3,580	169,191
NRG Energy, Inc.	4,175	136,606
OGE Energy Corp.	16,070	599,893
Portland General Electric Co.	1,790	59,911
Public Service Enterprise Group, Inc.	3,180	130,285

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
Tractebel Energia S.A., ADR	7,044	$103,617

		$4,909,852
Total Common Stocks (Identified Cost, $203,281,830)		$214,705,190

Bonds - 18.9%
Automotive - 0.9%
American Honda Finance Corp., 2.125%, 2/28/17 (n)	$400,000	$408,840
Daimler Finance North America LLC, 1.875%, 1/11/18 (n)	250,000	251,013
Delphi Automotive PLC, 4.15%, 3/15/24	500,000	511,631
Delphi Corp., 5%, 2/15/23	47,000	49,820
Ford Motor Credit Co. LLC, 1.7%, 5/09/16	800,000	809,709
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 (n)	400,000	402,805
TRW Automotive, Inc., 4.5%, 3/01/21 (n)	209,000	217,360
TRW Automotive, Inc., 4.45%, 12/01/23 (n)	325,000	331,500

		$2,982,678
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20	$325,000	$377,079

Broadcasting - 0.4%
21st Century Fox America, Inc., 5.4%, 10/01/43	$300,000	$330,173
Discovery Communications, Inc., 4.875%, 4/01/43	325,000	326,711
Omnicom Group, Inc., 3.625%, 5/01/22	300,000	301,184
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	422,000	422,368

		$1,380,436
Building - 0.2%
Mohawk Industries, Inc., 3.85%, 2/01/23	$300,000	$297,750
Owens Corning, Inc., 4.2%, 12/15/22	300,000	299,179

		$596,929
Business Services - 0.2%
Fidelity National Information Services, Inc., 3.5%, 4/15/23	$700,000	$676,563

Cable TV - 0.9%
Comcast Corp., 4.65%, 7/15/42	$325,000	$333,214
Comcast Corp., 4.75%, 3/01/44	710,000	740,046
Cox Communications, Inc., 6.25%, 6/01/18 (n)	400,000	455,552
DIRECTV Holdings LLC, 5.875%, 10/01/19	500,000	574,974
DIRECTV Holdings LLC, 5.15%, 3/15/42	300,000	293,437
NBCUniversal Enterprise, Inc., 1.974%, 4/15/19 (n)	400,000	393,372
Time Warner Cable, Inc., 4.5%, 9/15/42	35,000	33,851

		$2,824,446

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - 0.6%
CF Industries, Inc., 5.15%, 3/15/34	$196,000	$205,203
CF Industries, Inc., 4.95%, 6/01/43	300,000	299,957
Dow Chemical Co., 8.55%, 5/15/19	325,000	416,633
FMC Corp., 4.1%, 2/01/24	500,000	516,372
LYB International Finance B.V., 4.875%, 3/15/44	386,000	396,075
LyondellBasell Industries N.V., 5%, 4/15/19	200,000	224,198

		$2,058,438
Conglomerates - 0.0%
Roper Industries, Inc., 1.85%, 11/15/17	$18,000	$18,090

Consumer Products - 0.2%
Mattel, Inc., 5.45%, 11/01/41	$273,000	$291,060
Newell Rubbermaid, Inc., 4.7%, 8/15/20	400,000	427,273

		$718,333
Electronics - 0.1%
Tyco Electronics Group S.A., 3.5%, 2/03/22	$400,000	$402,479

Emerging Market Quasi-Sovereign - 0.1%
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24 (z)	$201,000	$200,747

Energy - Independent - 1.0%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$625,000	$722,186
Canadian Natural Resources Ltd., 3.8%, 4/15/24	329,000	335,338
Continental Resources, Inc., 4.5%, 4/15/23	400,000	420,340
EQT Corp., 4.875%, 11/15/21	500,000	535,313
Noble Energy, Inc., 4.15%, 12/15/21	300,000	320,202
Pioneer Natural Resources Co., 3.95%, 7/15/22	300,000	309,338
Southwestern Energy Co., 7.5%, 2/01/18	400,000	477,093

		$3,119,810
Entertainment - 0.3%
Time Warner, Inc., 5.35%, 12/15/43	$300,000	$328,406
Viacom, Inc., 3.5%, 4/01/17	500,000	531,209

		$859,615
Financial Institutions - 0.5%
General Electric Capital Corp., 1.6%, 11/20/17	$800,000	$804,306
General Electric Capital Corp., 3.15%, 9/07/22	400,000	400,056
International Lease Finance Corp., 7.125%, 9/01/18 (n)	325,000	377,000

		$1,581,362

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Food & Beverages - 1.1%
Anheuser-Busch Inbev S.A., 4.625%, 2/01/44	$600,000	$627,272
Conagra Foods, Inc., 3.2%, 1/25/23	300,000	289,378
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/22 (n)	300,000	310,920
J.M. Smucker Co., 3.5%, 10/15/21	400,000	410,620
Kraft Foods Group, Inc., 6.5%, 2/09/40	300,000	379,057
SABMiller Holdings, Inc., 3.75%, 1/15/22 (n)	300,000	309,763
Tyson Foods, Inc., 4.5%, 6/15/22	400,000	423,400
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)	600,000	609,567

		$3,359,977
Food & Drug Stores - 0.3%
CVS Caremark Corp., 2.75%, 12/01/22	$300,000	$286,729
CVS Caremark Corp., 5.75%, 5/15/41	325,000	385,831
Walgreen Co., 1.8%, 9/15/17	400,000	404,264

		$1,076,824
Forest & Paper Products - 0.3%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)	$325,000	$370,051
International Paper Co., 6%, 11/15/41	300,000	351,615
Packaging Corp. of America, 3.9%, 6/15/22	230,000	232,993

		$954,659
Gaming & Lodging - 0.5%
Carnival Corp., 1.875%, 12/15/17	$471,000	$472,661
Wyndham Worldwide Corp., 2.5%, 3/01/18	500,000	504,440
Wyndham Worldwide Corp., 4.25%, 3/01/22	500,000	508,167

		$1,485,268
General Merchandise - 0.1%
Wal-Mart Stores, Inc., 4.3%, 4/22/44	$400,000	$397,945

Insurance - 0.7%
American International Group, Inc., 3.8%, 3/22/17	$300,000	$320,927
American International Group, Inc., 4.875%, 6/01/22	325,000	361,550
Prudential Financial, Inc., 4.75%, 9/17/15	800,000	844,006
Unum Group, 4%, 3/15/24	600,000	609,388

		$2,135,871
Insurance - Health - 0.2%
Wellpoint, Inc., 1.875%, 1/15/18	$500,000	$497,238

Insurance - Property & Casualty - 0.2%
AXIS Specialty Finance LLC, 2.65%, 4/01/19	$141,000	$141,638
CNA Financial Corp., 5.875%, 8/15/20	400,000	465,073

		$606,711

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - 1.8%
Bank of America Corp., 2%, 1/11/18	$800,000	$801,388
Bank of America Corp., 4.125%, 1/22/24	561,000	568,932
Goldman Sachs Group, Inc., 5.625%, 1/15/17	600,000	661,357
Goldman Sachs Group, Inc., 2.625%, 1/31/19	500,000	500,973
JPMorgan Chase & Co., 4.25%, 10/15/20	800,000	860,102
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49	500,000	530,000
Morgan Stanley, 3.875%, 4/29/24	231,000	229,623
Morgan Stanley, 1.75%, 2/25/16	300,000	304,024
Morgan Stanley, 5.5%, 7/28/21	450,000	509,248
Regions Financial Corp., 2%, 5/15/18	325,000	321,261
Wells Fargo & Co., 5.90% to 6/15/24, FRN to 12/29/49	296,000	303,134

		$5,590,042
Medical & Health Technology & Services - 0.3%
Express Scripts Holding Co., 2.65%, 2/15/17	$500,000	$518,720
Thermo Fisher Scientific, Inc., 3.15%, 1/15/23	400,000	389,051

		$907,771
Metals & Mining - 0.9%
Barrick Gold Corp., 4.1%, 5/01/23	$325,000	$316,465
Glencore Funding LLC, 4.625%, 4/29/24 (z)	500,000	499,900
Kinross Gold Corp., 5.95%, 3/15/24 (n)	320,000	324,005
Plains Exploration & Production Co., 6.875%, 2/15/23	625,000	700,000
Rio Tinto Finance (USA) PLC, 3.5%, 3/22/22	325,000	328,170
Southern Copper Corp., 5.25%, 11/08/42	625,000	559,739

		$2,728,279
Natural Gas - Pipeline - 1.1%
Energy Transfer Partners LP, 6.5%, 2/01/42	$325,000	$377,171
EnLink Midstream Partners LP, 2.7%, 4/01/19	236,000	237,694
Enterprise Products Operating LLC, 3.9%, 2/15/24	150,000	151,694
Enterprise Products Partners LP, 4.45%, 2/15/43	300,000	287,271
Kinder Morgan Energy Partners LP, 5.3%, 9/15/20	300,000	333,604
NiSource Finance Corp., 3.85%, 2/15/23	300,000	303,312
NiSource Finance Corp., 4.8%, 2/15/44	300,000	294,812
ONEOK Partners LP, 2%, 10/01/17	500,000	504,219
Spectra Energy Partners LP, 4.75%, 3/15/24	300,000	321,077
Sunoco Logistics Partners LP, 5.3%, 4/01/44	186,000	193,055
Williams Cos., Inc., 3.7%, 1/15/23	474,000	437,657
Williams Partners LP, 5.4%, 3/04/44	184,000	193,838

		$3,635,404
Network & Telecom - 0.6%
AT&T, Inc., 1.4%, 12/01/17	$400,000	$398,426
Verizon Communications, Inc., 3.65%, 9/14/18	800,000	854,105

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Verizon Communications, Inc., 5.15%, 9/15/23	$325,000	$358,259
Verizon Communications, Inc., 5.05%, 3/15/34	187,000	196,106

		$1,806,896
Other Banks & Diversified Financials - 1.2%
American Express Co., 2.65%, 12/02/22	$325,000	$311,974
BB&T Corp., 3.95%, 4/29/16	425,000	451,392
Capital One Bank (USA) N.A., 3.375%, 2/15/23	350,000	345,722
Capital One Financial Corp., 3.75%, 4/24/24	213,000	213,390
Citigroup, Inc., 1.25%, 1/15/16	500,000	502,781
Discover Bank, 7%, 4/15/20	500,000	598,192
Discover Bank, 4.25%, 3/13/26	162,000	166,130
Fifth Third Bancorp, 2.3%, 3/01/19	224,000	223,583
Macquarie Group Ltd., 3%, 12/03/18 (n)	325,000	329,908
Swedbank AB, 2.125%, 9/29/17 (n)	300,000	304,855
U.S. Bancorp, 3%, 3/15/22	300,000	298,999

		$3,746,926
Pharmaceuticals - 1.0%
AbbVie, Inc., 1.75%, 11/06/17	$400,000	$402,396
Amgen, Inc., 2.3%, 6/15/16	500,000	513,879
Celgene Corp., 2.45%, 10/15/15	500,000	511,327
Gilead Sciences, Inc., 3.7%, 4/01/24	593,000	601,766
Mylan, Inc., 2.55%, 3/28/19	400,000	401,267
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22	600,000	571,403
Watson Pharmaceuticals, Inc., 4.625%, 10/01/42	300,000	291,862

		$3,293,900
Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/21	$300,000	$337,694

Printing & Publishing - 0.1%
Moody’s Corp., 4.875%, 2/15/24	$300,000	$319,111

Railroad & Shipping - 0.3%
Canadian Pacific Railway Co., 7.25%, 5/15/19	$500,000	$609,421
CSX Corp., 4.1%, 3/15/44	325,000	304,218

		$913,639
Real Estate - 0.5%
Boston Properties LP, REIT, 3.7%, 11/15/18	$400,000	$426,050
ERP Operating LP, REIT, 5.375%, 8/01/16	400,000	439,410
Simon Property Group, Inc., REIT, 4.375%, 3/01/21	400,000	437,636
WEA Finance LLC, 6.75%, 9/02/19 (n)	300,000	363,175

		$1,666,271

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 0.4%
Dollar General Corp., 3.25%, 4/15/23	$325,000	$306,871
Gap, Inc., 5.95%, 4/12/21	625,000	711,232
Home Depot, Inc., 4.875%, 2/15/44	300,000	325,881

		$1,343,984
Specialty Chemicals - 0.2%
Ecolab, Inc., 4.35%, 12/08/21	$400,000	$435,340
Mexichem S.A.B. de C.V., 6.75%, 9/19/42	300,000	304,125

		$739,465
Specialty Stores - 0.1%
Advance Auto Parts, Inc., 4.5%, 12/01/23	$325,000	$340,440

Telecommunications - Wireless - 0.3%
American Tower Corp., REIT, 3.5%, 1/31/23	$325,000	$312,460
American Tower Corp., REIT, 5%, 2/15/24	400,000	425,495
Rogers Communications, Inc., 5%, 3/15/44	360,000	368,407

		$1,106,362
Tobacco - 0.4%
Altria Group, Inc., 4%, 1/31/24	$325,000	$331,062
Lorillard Tobacco Co., 8.125%, 6/23/19	725,000	901,273

		$1,232,335
Utilities - Electric Power - 0.7%
CMS Energy Corp., 3.875%, 3/01/24	$700,000	$715,327
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	68,000	68,121
PG&E Corp., 2.4%, 3/01/19	403,000	404,261
PPL Capital Funding, Inc., 5%, 3/15/44	485,000	508,137
PPL Corp., 4.2%, 6/15/22	300,000	315,624
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)	200,000	220,494

		$2,231,964
Total Bonds (Identified Cost, $59,121,213)		$60,251,981

Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.4%
S&P 500 Index - June 2014 @ $1,850 (Premiums Paid, $1,059,933)	238	$1,256,640

Portfolio of Investments (unaudited) – continued

Money Market Funds - 7.7%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	24,425,329	$24,425,329
Total Investments (Identified Cost, $287,888,305)		$300,639,140

Other Assets, Less Liabilities - 5.6%		17,709,452
Net Assets - 100.0%		$318,348,592

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,402,548, representing 2.0% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At April 30, 2014, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Glencore Funding LLC, 4.625%, 4/29/24	4/22/2014	$497,981	$499,900
State Grid Overseas Investment (2014) Ltd., 4.125%, 5/07/24	4/28/2014	198,809	200,747
Total Restricted Securities			$700,647
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate
EURIBOR	Euro Interbank Offered Rate
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS	International Preference Stock
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real

Portfolio of Investments (unaudited) – continued

CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

Derivative Contracts at 4/30/14

Forward Foreign Currency Exchange Contracts at 4/30/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Morgan Stanley Capital Services, Inc.	17,815,000	7/22/14	$16,622,998	$16,454,191	$168,807
SELL	CNY	JPMorgan Chase Bank N.A.	3,510,000	6/03/14	573,389	559,905	13,484
BUY	GBP	Morgan Stanley Capital Services, Inc.	3,640,000	6/27/14	6,084,187	6,143,071	58,884
BUY	MXN	JPMorgan Chase Bank N.A.	73,750,000	6/27/14	5,509,636	5,610,416	100,780
SELL	NOK	Barclays Bank PLC	37,730,000	6/27/14	6,354,465	6,332,269	22,196
SELL	NZD	Morgan Stanley Capital Services, Inc.	35,885,000	7/22/14	30,799,019	30,721,793	77,226
BUY	PHP	JPMorgan Chase Bank N.A.	62,800,000	6/03/14	1,403,038	1,407,976	4,938
BUY	PLN	JPMorgan Chase Bank N.A.	17,785,000	6/27/14	5,791,820	5,852,379	60,559
BUY	SEK	Barclays Bank PLC	41,360,045	6/27/14	6,354,465	6,354,465	0

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/14 – continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	SEK	JPMorgan Chase Bank N.A.	15,100,000	6/27/14	$2,345,548	$2,319,930	$25,618
SELL	SGD	JPMorgan Chase Bank N.A.	1,175,000	7/22/14	938,283	937,241	1,042

							$533,534

Liability Derivatives
SELL	BRL	JPMorgan Chase Bank N.A.	760,000	6/03/14	$312,242	$337,348	$(25,106)
SELL	CAD	Morgan Stanley Capital Services, Inc.	9,995,000	7/22/14	9,070,861	9,101,233	(30,372)
SELL	CHF	Morgan Stanley Capital Services, Inc.	20,210,000	6/27/14	22,861,176	22,974,002	(112,826)
SELL	EUR	Goldman Sachs International	7,540,000	6/27/14	10,378,319	10,459,113	(80,794)
SELL	EUR	Morgan Stanley Capital Services, Inc.	4,795,000	6/27/14	6,618,225	6,651,386	(33,161)
SELL	GBP	Morgan Stanley Capital Services, Inc.	7,080,000	6/27/14	11,668,624	11,948,611	(279,987)
SELL	HKD	JPMorgan Chase Bank N.A.	6,500,000	7/22/14	838,401	838,547	(146)
SELL	KRW	JPMorgan Chase Bank N.A.	1,210,000,000	6/03/14	1,122,866	1,168,801	(45,935)
SELL	NOK	JPMorgan Chase Bank N.A.	3,790,000	6/27/14	620,609	636,080	(15,471)
BUY	PHP	JPMorgan Chase Bank N.A.	467,950,000	6/03/14	10,498,508	10,491,439	(7,069)

							$(630,867)

Portfolio of Investments (unaudited) – continued

Futures Contracts at 4/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Canadian S&P/TSX 60 Index (Long)	CAD	36	$5,492,377	June - 2014	$111,036
DJ Euro Stroxx 50 Index (Long)	EUR	224	9,792,249	June - 2014	299,249
E-mini Industrial Select Sector Index (Long)	USD	277	14,650,530	June - 2014	602,059
E-mini Russell 2000 Index (Short)	USD	175	19,663,000	June - 2014	802,170
E-mini S&P MidCap 400 Index (Short)	USD	114	15,425,340	June - 2014	45,911
FTSE MIB Index (Long)	EUR	42	6,260,097	June - 2014	312,134
Hang Seng China Enterprises Index (Short)	HKD	250	15,672,257	May - 2014	111,919

					$2,284,478

Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	145	$18,041,172	June - 2014	$4,799

					$2,289,277

Liability Derivatives
Equity Futures
AEX Index (Short)	EUR	40	$4,402,339	May - 2014	$(87,241)
ASX SPI 200 Index (Short)	AUD	119	15,156,530	June - 2014	(389,973)
CAC 40 Index (Short)	EUR	131	8,072,109	May - 2014	(242,552)
DAX Index (Short)	EUR	4	1,334,214	June - 2014	(58,971)
E-mini Consumer Staples Select Index (Short)	USD	340	15,011,000	June - 2014	(970,190)
E-mini NASDAQ-100 (Long)	USD	15	1,071,975	June - 2014	(21,456)
FTSE China A50 Index (Long)	USD	3,749	25,168,695	May - 2014	(277,242)
FTSE 100 Index (Short)	GBP	34	3,871,721	June - 2014	(138,129)
Hang Seng Index (Long)	HKD	50	7,043,091	May - 2014	(149,170)
MSCI Singapore Index (Short)	SGD	59	3,476,995	May - 2014	(39,079)
OMX Index (Short)	SEK	222	4,641,644	May - 2014	(119,075)
S&P 500 Index (Short)	USD	252	118,307,700	June - 2014	(1,817,107)
Topix Index (Long)	JPY	84	9,493,667	June - 2014	(396,166)

					$(4,706,351)

Portfolio of Investments (unaudited) – continued

Swap Agreements at 4/30/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
9/14/21	EUR	4,900,000	Deutsche Bank	2.469% (fixed rate)	6-Month EURIBOR	$660,936

Credit Default Swap Agreements
6/20/18	USD	22,000,000	Citibank N.A. (a)	1.00% (fixed rate)	(1)	$478,105
6/20/18	USD	6,900,000	Deutsche Bank (b)	1.00% (fixed rate)	(1)	149,951

						$628,056

						$1,288,992

Liability Derivatives
Interest Rate Swap Agreements
8/23/22	GBP	4,500,000	Deutsche Bank	1.9925% (fixed rate)	6-Month LIBOR	$(311,866)
10/31/22	AUD	6,600,000	Deutsche Bank	3.73% (fixed rate)	6-Month BBSW	(149,872)
1/15/23	GBP	1,700,000	Deutsche Bank	2.025% (fixed rate)	6-Month LIBOR	(122,109)
1/16/23	AUD	6,700,000	Citibank N.A.	3.9425% (fixed rate)	6-Month BBSW	(43,795)
2/13/23	AUD	3,800,000	Citibank N.A.	3.985% (fixed rate)	6-Month BBSW	(19,902)
4/24/23	GBP	1,300,000	Citibank N.A.	1.865% (fixed rate)	6-Month LIBOR	(138,239)
4/26/23	AUD	5,100,000	Citibank N.A.	3.87% (fixed rate)	6-Month BBSW	(89,431)
7/30/23	GBP	6,000,000	JPMorgan Chase Bank N.A.	2.4325% (fixed rate)	6-Month LIBOR	(151,105)
2/13/43	USD	1,700,000	Deutsche Bank	2.964% (fixed rate)	3-Month LIBOR	(144,953)
5/29/43	USD	8,400,000	Citibank N.A.	3.087% (fixed rate)	3-Month LIBOR	(463,206)

						$(1,634,478)

Cleared Swap Agreements at 4/30/14

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
6/20/18	USD	48,600,000	Deutsche Bank(c)	5.00% (fixed rate)	(2)	$4,285,275

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a BBB+ rated credit default index. The fund entered into the contract to manage market/sector exposure.
(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX North America High Yield Index, a B rated credit default index. The fund entered into the contract to manage market/sector exposure.
(a)	Net unamortized premiums paid by the fund amounted to $89,493.
(b)	Net unamortized premiums paid by the fund amounted to $54,841.
(c)	Net unamortized premiums paid by the fund amounted to $2,774,005.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating

Portfolio of Investments (unaudited) – continued

agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At April 30, 2014, the fund had cash collateral of $14,045,047 and other liquid securities with an aggregate value of $521,221 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Restricted cash” and “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $263,462,976)	$276,213,811
Underlying affiliated funds, at cost and value	24,425,329
Total investments, at value (identified cost, $287,888,305)	$300,639,140
Cash	100,768
Restricted cash	14,014,405
Foreign currency, at value (identified cost, $1,034,092)	1,032,464
Deposits with brokers	30,642
Receivables for
Due from brokers (net unamortized premiums paid, $2,774,005)	2,079,723
Forward foreign currency exchange contracts	533,534
Daily variation margin on open cleared swap agreements	17,872
Investments sold	3,052,056
Fund shares sold	1,120,580
Interest and dividends	988,889
Swaps, at value (net unamortized premiums paid, $144,334)	1,288,992
Other assets	1,359
Total assets	$324,900,424
Liabilities
Payables for
Forward foreign currency exchange contracts	$630,867
Daily variation margin on open futures contracts	856,142
Investments purchased	2,671,200
Fund shares reacquired	481,550
Swaps, at value	1,634,478
Payable to affiliates
Investment adviser	5,363
Shareholder servicing costs	112,864
Distribution and service fees	3,915
Payable for independent Trustees’ compensation	58
Deferred country tax expense payable	7,190
Accrued expenses and other liabilities	148,205
Total liabilities	$6,551,832
Net assets	$318,348,592
Net assets consist of
Paid-in capital	$345,759,546
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $26 deferred country tax)	11,263,068
Accumulated net realized gain (loss) on investments and foreign currency	(37,993,562)
Accumulated distributions in excess of net investment income	(680,460)
Net assets	$318,348,592
Shares of beneficial interest outstanding	30,900,717

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$107,100,878	10,413,049	$10.29
Class B	7,793,392	772,236	10.09
Class C	36,463,449	3,614,861	10.09
Class I	163,711,488	15,782,461	10.37
Class R1	140,966	14,023	10.05
Class R2	819,306	80,428	10.19
Class R3	296,235	28,799	10.29
Class R4	1,905,826	183,628	10.38
Class R5	117,052	11,232	10.42

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.92 [100 / 94.25 x $10.29]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,139,911
Interest	499,109
Dividends from underlying affiliated funds	10,348
Foreign taxes withheld	(65,238)
Total investment income	$2,584,130
Expenses
Management fee	$1,257,676
Distribution and service fees	328,844
Shareholder servicing costs	108,718
Administrative services fee	21,914
Independent Trustees’ compensation	2,924
Custodian fee	127,373
Shareholder communications	17,062
Audit and tax fees	42,026
Legal fees	962
Dividend and interest expense on securities sold short	205
Miscellaneous	96,367
Total expenses	$2,004,071
Fees paid indirectly	(473)
Reduction of expenses by investment adviser and distributor	(91,288)
Net expenses	$1,912,310
Net investment income	$671,820
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $139 country tax)	$37,463,694
Written options	99
Futures contracts	(14,246,667)
Swap agreements	2,158,217
Securities sold short	2,383
Foreign currency	(2,284,906)
Net realized gain (loss) on investments and foreign currency	$23,092,820
Change in unrealized appreciation (depreciation)
Investments (net of $716 decrease in deferred country tax)	$(23,272,668)
Written options	(79)
Futures contracts	2,366,173
Swap agreements	1,151,078
Securities sold short	(1,102)
Translation of assets and liabilities in foreign currencies	(653,484)
Net unrealized gain (loss) on investments and foreign currency translation	$(20,410,082)
Net realized and unrealized gain (loss) on investments and foreign currency	$2,682,738
Change in net assets from operations	$3,354,558

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/14 (unaudited)	Year ended 10/31/13
From operations
Net investment income	$671,820	$466,980
Net realized gain (loss) on investments and foreign currency	23,092,820	546,253
Net unrealized gain (loss) on investments and foreign currency translation	(20,410,082)	10,393,206
Change in net assets from operations	$3,354,558	$11,406,439
Distributions declared to shareholders
From net investment income	$(3,325,160)	$(2,700,034)
Change in net assets from fund share transactions	$65,708,546	$145,354,472
Total change in net assets	$65,737,944	$154,060,877
Net assets
At beginning of period	252,610,648	98,549,771
At end of period (including accumulated distributions in excess of net investment income of $680,460 and undistributed net investment income of $1,972,880, respectively)	$318,348,592	$252,610,648

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class A			2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.28		$9.81	$9.25	$9.17	$8.60	$10.45
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.03	$0.03	$0.04	$0.03	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		0.70	0.81	0.26	0.54	0.00	(g)(w)
Total from investment operations	$0.14		$0.73	$0.84	$0.30	$0.57	$0.06
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.28)	$(0.22)	$—	$—
From net realized gain on investments	—		—	—	—	—	(1.91)
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.28)	$(0.22)	$—	$(1.91)
Net asset value, end of period (x)	$10.29		$10.28	$9.81	$9.25	$9.17	$8.60
Total return (%) (r)(s)(t)(x)	1.38	(n)	7.57	9.31	3.25	6.63	3.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.64	1.80	1.85	1.75	1.85
Expenses after expense reductions (f)	1.38	(a)	1.39	1.39	1.40	1.40	1.40
Net investment income	0.46	(a)	0.30	0.35	0.46	0.33	0.73
Portfolio turnover	78	(n)	44	63	69	85	138
Net assets at end of period (000 omitted)	$107,101		$86,701	$41,964	$41,358	$70,790	$83,020
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.38	(a)	1.39	1.39	1.40	1.40	1.40

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14 (unaudited)		Years ended 10/31
Class B			2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.07		$9.62	$9.06	$8.98	$8.49	$10.40
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.04)	$(0.04)	$(0.03)	$(0.04)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.69	0.80	0.25	0.53	0.00	(g)(w)
Total from investment operations	$0.09		$0.65	$0.76	$0.22	$0.49	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.20)	$(0.20)	$(0.14)	$—	$—
From net realized gain on investments	—		—	—	—	—	(1.91)
Total distributions declared to shareholders	$(0.07)		$(0.20)	$(0.20)	$(0.14)	$—	$(1.91)
Net asset value, end of period (x)	$10.09		$10.07	$9.62	$9.06	$8.98	$8.49
Total return (%) (r)(s)(t)(x)	0.90	(n)	6.87	8.52	2.45	5.77	2.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.39	2.54	2.61	2.50	2.56
Expenses after expense reductions (f)	2.13	(a)	2.14	2.14	2.15	2.15	2.12
Net investment loss	(0.31	)(a)	(0.39)	(0.39)	(0.28)	(0.42)	(0.04)
Portfolio turnover	78	(n)	44	63	69	85	138
Net assets at end of period (000 omitted)	$7,793		$7,418	$4,677	$3,958	$5,704	$6,870
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.13	(a)	2.14	2.14	2.15	2.15	2.12

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class C			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.06		$9.61	$9.04	$8.97	$8.48	$10.39
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)	$(0.04)	$(0.03)	$(0.04)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.68	0.80	0.25	0.53	(0.00	)(g)(w)
Total from investment operations	$0.10		$0.64	$0.76	$0.22	$0.49	$0.00	(w)
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.19)	$(0.19)	$(0.15)	$—	$—
From net realized gain on investments	—		—	—	—	—	(1.91)
Total distributions declared to shareholders	$(0.07)		$(0.19)	$(0.19)	$(0.15)	$—	$(1.91)
Net asset value, end of period (x)	$10.09		$10.06	$9.61	$9.04	$8.97	$8.48
Total return (%) (r)(s)(t)(x)	1.02	(n)	6.75	8.53	2.50	5.78	2.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.39	2.55	2.61	2.51	2.56
Expenses after expense reductions (f)	2.13	(a)	2.14	2.14	2.15	2.15	2.12
Net investment loss	(0.30	)(a)	(0.42)	(0.41)	(0.28)	(0.43)	(0.05)
Portfolio turnover	78	(n)	44	63	69	85	138
Net assets at end of period (000 omitted)	$36,463		$30,918	$18,622	$18,845	$28,513	$29,495
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.13	(a)	2.14	2.14	2.15	2.15	2.12

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class I			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.37		$9.89	$9.33	$9.25	$8.66	$10.48
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.05	$0.06	$0.06	$0.05	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.71	0.81	0.26	0.54	0.06 (g)
Total from investment operations	$0.15		$0.76	$0.87	$0.32	$0.59	$0.09
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.28)	$(0.31)	$(0.24)	$—	$—
From net realized gain on investments	—		—	—	—	—	(1.91)
Total distributions declared to shareholders	$(0.15)		$(0.28)	$(0.31)	$(0.24)	$—	$(1.91)
Net asset value, end of period (x)	$10.37		$10.37	$9.89	$9.33	$9.25	$8.66
Total return (%) (r)(s)(x)	1.46	(n)	7.87	9.59	3.54	6.81	3.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.40	1.49	1.55	1.52	1.47
Expenses after expense reductions (f)	1.13	(a)	1.14	1.14	1.15	1.15	1.15
Net investment income	0.72	(a)	0.50	0.60	0.60	0.57	0.42
Portfolio turnover	78	(n)	44	63	69	85	138
Net assets at end of period (000 omitted)	$163,711		$124,997	$31,289	$10,737	$93,425	$73,185
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.13	(a)	1.14	1.14	1.15	1.15	1.15

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class R1			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.02		$9.56	$9.03	$8.97	$8.48	$10.39
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.03)	$(0.04)	$(0.02)	$(0.04)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.67	0.79	0.24	0.53	0.01 (g)
Total from investment operations	$0.09		$0.64	$0.75	$0.22	$0.49	$0.00 (w)
Less distributions declared to shareholders
From net investment income	$(0.06)		$(0.18)	$(0.22)	$(0.16)	$—	$—
From net realized gain on investments	—		—	—	—	—	(1.91)
Total distributions declared to shareholders	$(0.06)		$(0.18)	$(0.22)	$(0.16)	$—	$(1.91)
Net asset value, end of period (x)	$10.05		$10.02	$9.56	$9.03	$8.97	$8.48
Total return (%) (r)(s)(x)	0.93	(n)	6.81	8.56	2.42	5.78	2.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.20	(a)	2.39	2.56	2.63	2.51	2.55
Expenses after expense reductions (f)	2.13	(a)	2.14	2.14	2.15	2.15	2.12
Net investment loss	(0.31	)(a)	(0.36)	(0.45)	(0.23)	(0.43)	(0.07)
Portfolio turnover	78	(n)	44	63	69	85	138
Net assets at end of period (000 omitted)	$141		$122	$112	$131	$101	$95
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	2.13	(a)	2.14	2.14	2.15	2.15	2.12

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class R2			2013		2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.18		$9.73		$9.18	$9.11	$8.57	$10.44
Income (loss) from investment operations
Net investment income (d)	$0.01		$(0.00	)(w)	$0.01	$0.02	$0.01	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		0.69		0.80	0.25	0.53	0.01 (g)
Total from investment operations	$0.13		$0.69		$0.81	$0.27	$0.54	$0.04
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)		$(0.26)	$(0.20)	$—	$—
From net realized gain on investments	—		—		—	—	—	(1.91)
Total distributions declared to shareholders	$(0.12)		$(0.24)		$(0.26)	$(0.20)	$—	$(1.91)
Net asset value, end of period (x)	$10.19		$10.18		$9.73	$9.18	$9.11	$8.57
Total return (%) (r)(s)(x)	1.26	(n)	7.27		9.03	3.02	6.30	2.95
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.70	(a)	1.90		2.02	2.12	2.01	2.05
Expenses after expense reductions (f)	1.63	(a)	1.65		1.64	1.65	1.65	1.62
Net investment income (loss)	0.23	(a)	(0.05)		0.12	0.24	0.08	0.39
Portfolio turnover	78	(n)	44		63	69	85	138
Net assets at end of period (000 omitted)	$819		$627		$176	$119	$132	$95
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.63	(a)	1.65		1.64	1.65	1.65	1.62

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class R3			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.28		$9.81	$9.25	$9.18	$8.62	$10.46
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	$0.04	$0.05	$0.03	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.12		0.69	0.80	0.24	0.53	0.02 (g)
Total from investment operations	$0.14		$0.73	$0.84	$0.29	$0.56	$0.07
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.26)	$(0.28)	$(0.22)	$—	$—
From net realized gain on investments	—		—	—	—	—	(1.91)
Total distributions declared to shareholders	$(0.13)		$(0.26)	$(0.28)	$(0.22)	$—	$(1.91)
Net asset value, end of period (x)	$10.29		$10.28	$9.81	$9.25	$9.18	$8.62
Total return (%) (r)(s)(x)	1.33	(n)	7.62	9.40	3.20	6.50	3.27
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.64	1.79	1.87	1.76	1.80
Expenses after expense reductions (f)	1.38	(a)	1.39	1.39	1.40	1.40	1.37
Net investment income	0.44	(a)	0.35	0.37	0.50	0.32	0.64
Portfolio turnover	78	(n)	44	63	69	85	138
Net assets at end of period (000 omitted)	$296		$355	$114	$105	$101	$95
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.38	(a)	1.39	1.39	1.40	1.40	1.37

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class R4			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.38		$9.89	$9.33	$9.25	$8.66	$10.49
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.06	$0.07	$0.05	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.70	0.81	0.25	0.54	(0.00	)(g)(w)
Total from investment operations	$0.15		$0.77	$0.87	$0.32	$0.59	$0.08
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.28)	$(0.31)	$(0.24)	$—	$—
From net realized gain on investments	—		—	—	—	—	(1.91)
Total distributions declared to shareholders	$(0.15)		$(0.28)	$(0.31)	$(0.24)	$—	$(1.91)
Net asset value, end of period (x)	$10.38		$10.38	$9.89	$9.33	$9.25	$8.66
Total return (%) (r)(s)(x)	1.42	(n)	7.96	9.59	3.54	6.81	3.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.20	(a)	1.39	1.50	1.62	1.52	1.56
Expenses after expense reductions (f)	1.13	(a)	1.14	1.14	1.15	1.15	1.12
Net investment income	0.73	(a)	0.67	0.61	0.73	0.57	0.99
Portfolio turnover	78	(n)	44	63	69	85	138
Net assets at end of period (000 omitted)	$1,906		$1,359	$1,492	$881	$1,045	$706
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.13	(a)	1.14	1.14	1.15	1.15	1.12

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/14		Years ended 10/31
Class R5 (y)			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.42		$9.92	$9.32	$9.23	$8.65	$10.47
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.04	$0.04	$0.04	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.70	0.83	0.28	0.54	0.00	(g)(w)
Total from investment operations	$0.15		$0.77	$0.87	$0.32	$0.58	$0.09
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.27)	$(0.27)	$(0.23)	$—	$—
From net realized gain on investments	—		—	—	—	—	(1.91)
Total distributions declared to shareholders	$(0.15)		$(0.27)	$(0.27)	$(0.23)	$—	$(1.91)
Net asset value, end of period (x)	$10.42		$10.42	$9.92	$9.32	$9.23	$8.65
Total return (%) (r)(s)(x)	1.50	(n)	7.91	9.58	3.53	6.71	3.51
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.32	1.74	1.65	1.59	1.67
Expenses after expense reductions (f)	1.07	(a)	1.07	1.21	1.25	1.25	1.20
Net investment income	0.75	(a)	0.70	0.42	0.40	0.46	1.06
Portfolio turnover	78	(n)	44	63	69	85	138
Net assets at end of period (000 omitted)	$117		$115	$105	$289	$1,753	$2,064
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.07(	a)	1.07	1.21	1.25	1.25	1.20

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Alternative Strategy Fund (formerly MFS Diversified Target Return Fund) (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Effective February 1, 2014, the fund changed its name from MFS Diversified Target Return Fund to MFS Global Alternative Strategy Fund. Prior to February 1, 2014, MFS, in conjunction with UBS, attempted to achieve the fund’s objective by generating returns from a combination of (i) MFS’ individual security selection of primarily equity securities and (ii) UBS’ tactical market and currency exposure strategies using derivatives. Effective February 1, 2014, MFS and UBS seek to achieve the fund’s objective by generating returns from a combination of (i) individual security selection of U.S. and foreign equity securities and debt instruments and (ii) a tactical asset allocation overlay to manage the fund’s exposure to asset classes, markets, and currencies, primarily using derivatives.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of FASB Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to an enforceable Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure

Notes to Financial Statements (unaudited) – continued

requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment

Notes to Financial Statements (unaudited) – continued

companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$144,081,697	$—	$—	$144,081,697
United Kingdom	18,569,761	3,283	—	18,573,044
Japan	11,148,316	296,296	—	11,444,612
France	7,897,110	—	—	7,897,110
Switzerland	6,825,583	—	—	6,825,583
Germany	6,243,159	—	—	6,243,159
Hong Kong	1,148,219	928,123	—	2,076,342
Taiwan	1,834,461	238,108	—	2,072,569
Australia	49,782	1,893,559	—	1,943,341
Other Countries	13,568,544	1,235,829	—	14,804,373
Non-U.S. Sovereign Debt	—	200,747	—	200,747
U.S. Corporate Bonds	—	52,266,418	—	52,266,418
Foreign Bonds	—	7,784,816	—	7,784,816
Mutual Funds	24,425,329	—	—	24,425,329
Total Investments	$235,791,961	$64,847,179	$—	$300,639,140

Other Financial Instruments
Futures Contracts	$(1,576,612)	$(840,462)	$—	$(2,417,074)
Swap Agreements	—	3,939,789	—	3,939,789
Forward Foreign Currency Exchange Contracts	—	(97,333)	—	(97,333)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,130,824 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $140,928 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

Notes to Financial Statements (unaudited) – continued

foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$4,799	$—
Interest Rate	Interest Rate Swaps	660,936	(1,634,478)
Foreign Exchange	Forward Foreign Currency Exchange	533,534	(630,867)
Equity	Equity Futures	2,284,478	(4,706,351)
Equity	Purchased Equity Options	1,256,640	—
Credit	Credit Default Swaps	4,913,331	—
Total		$9,653,718	$(6,971,696)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts and cleared swap agreements outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. The current day variation margin for futures contracts and cleared swaps is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Foreign Currency	Investments (Purchased Options)	Written Options
Interest Rate	$741,718	$428,748	$—	$—	$—
Foreign Exchange	—	—	(2,301,727)	—	—
Equity	(14,988,385)	—	—	2,030,379	99
Credit	—	1,729,469	—	—	—
Total	$(14,246,667)	$2,158,217	$(2,301,727)	$2,030,379	$99

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)	Written Options
Interest Rate	$(236,093)	$866,531	$—	$—	$—
Foreign Exchange	—	—	(660,590)	—	—
Equity	2,602,266	—	—	(209,167)	(79)
Credit	—	284,547	—	—	—
Total	$2,366,173	$1,151,078	$(660,590)	$(209,167)	$(79)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange

Notes to Financial Statements (unaudited) – continued

contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of April 30, 2014:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$1,194,495	$(2,050,637)
Swaps, at value	1,288,992	(1,634,478)
Cleared Swaps agreements (a)	2,097,595	—
Forward Foreign Currency Exchange Contracts	533,534	(630,867)
Purchased Options	1,256,640	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$6,371,256	$(4,315,982)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	4,548,730	(2,050,637)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$1,822,526	$(2,265,345)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts and cleared swap agreements. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$22,196	—	—	—	$22,196
Citibank, N.A.	478,105	(478,105)	—	—	—
Deutsche Bank AG	810,887	(728,800)	—	(82,087)	—
JPMorgan Chase Bank N.A.	206,421	(206,421)	—	—	—
Morgan Stanley & Co. International PLC	304,917	(304,917)	—	—	—
Total	$1,822,526	(1,718,243)	—	(82,087)	$22,196

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank , N.A.	$(754,573)	478,105	—	276,468	$—
Deutsche Bank AG	(728,800)	728,800	—	—	—
Goldman Sachs International	(80,794)	—	—	—	(80,794)
JPMorgan Chase Bank N.A.	(244,831)	206,421	—	—	(38,410)
Morgan Stanley & Co. International Plc	(456,347)	304,917	—	—	(151,430)
Total	$(2,265,345)	1,718,243	—	276,468	$(270,634)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Notes to Financial Statements (unaudited) – continued

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended April 30, 2014:

	Number of contracts	Premiums received
Outstanding, beginning of period	2	$99
Options expired	(2)	(99)
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

Notes to Financial Statements (unaudited) – continued

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter

Notes to Financial Statements (unaudited) – continued

into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement

Notes to Financial Statements (unaudited) – continued

between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer

Notes to Financial Statements (unaudited) – continued

upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At April 30, 2014, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2014, this expense amounted to $205. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At April 30, 2014, the fund had no short sales outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended April 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/13
Ordinary income (including any short-term capital gains)	$2,700,034

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/14
Cost of investments	$289,710,167
Gross appreciation	15,738,988
Gross depreciation	(4,810,015)
Net unrealized appreciation (depreciation)	$10,928,973

As of 10/31/13
Undistributed ordinary income	3,320,609
Capital loss carryforwards	(63,393,347)
Other temporary differences	(1,674,017)
Net unrealized appreciation (depreciation)	34,306,403

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2013, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
10/31/17	$(42,263,817)
10/31/18	(11,844,509)
Total	$(54,108,326)

Post-enactment losses which are characterized as follows:
Short-Term	$(8,417,768)
Long-Term	(867,253)
Total	$(9,285,021)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 4/30/14	Year ended 10/31/13
Class A	$1,152,231	$1,142,508
Class B	52,484	100,658
Class C	225,526	366,737
Class I	1,861,458	1,037,048
Class R1	862	2,113
Class R2	7,244	4,402
Class R3	4,324	3,925
Class R4	19,321	39,815
Class R5	1,710	2,828
Total	$3,325,160	$2,700,034

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2014, this management fee reduction amounted to $4,170, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

MFS has engaged UBS Global Asset Management (Americas) Inc. (UBS) as a sub-adviser to the fund to manage the fund’s exposure to markets and currencies through the use of derivative instruments. The fund is not responsible for paying the sub-advisory fee. MFS pays UBS a sub-advisory fee at the following annual rates:

First $1 billion of average daily net assets	0.28%
Next $1.5 billion of average daily net assets	0.185%
Average daily net assets in excess of $2.5 billion	0.16%

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.07%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2015. For the six months ended April 30, 2014, this reduction amounted to $86,420 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,553 for the six months ended April 30, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$122,894
Class B	0.75%	0.25%	1.00%	1.00%	38,120
Class C	0.75%	0.25%	1.00%	1.00%	164,953
Class R1	0.75%	0.25%	1.00%	1.00%	681
Class R2	0.25%	0.25%	0.50%	0.50%	1,746
Class R3	—	0.25%	0.25%	0.25%	450
Total Distribution and Service Fees					$328,844

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2014, this rebate amounted to $491 and $1 for Class A and Class B, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased

Notes to Financial Statements (unaudited) – continued

prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2014, were as follows:

Amount
Class A	$—
Class B	8,194
Class C	3,752

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2014, the fee was $12,241, which equated to 0.0088% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $96,477.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2014 was equivalent to an annual effective rate of 0.0157% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended April 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $900 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund

Notes to Financial Statements (unaudited) – continued

in the amount of $206, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

At April 30, 2014, MFS held 86% and 98% of the outstanding shares of Class R1 and Class R5, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$22,634,538	$22,607,168
Investments (non-U.S. Government securities)	$214,570,756	$166,328,928

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,412,051	$35,123,287	6,494,873	$65,264,856
Class B	109,573	1,108,792	328,180	3,220,067
Class C	800,434	8,098,552	1,621,343	15,983,253
Class I	6,568,095	68,196,604	12,362,933	124,745,727
Class R1	1,736	17,431	280	2,763
Class R2	22,034	225,727	47,800	485,366
Class R3	3,330	34,327	32,110	320,179
Class R4	72,433	749,144	78,600	792,901
Class R5	48	499	141	1,428
	10,989,734	$113,554,363	20,966,260	$210,816,540

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/14		Year ended 10/31/13
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	104,508	$1,070,158	103,070	$996,682
Class B	4,034	40,618	8,614	82,087
Class C	17,054	171,737	28,330	269,985
Class I	143,276	1,477,172	54,104	526,434
Class R1	86	862	223	2,113
Class R2	714	7,244	458	4,402
Class R3	422	4,324	406	3,925
Class R4	1,872	19,321	4,087	39,815
Class R5	165	1,710	289	2,828
	272,131	$2,793,146	199,581	$1,928,271

Shares reacquired
Class A	(1,535,743)	$(15,806,871)	(2,444,425)	$(24,541,602)
Class B	(78,130)	(789,910)	(86,069)	(843,244)
Class C	(274,468)	(2,770,139)	(515,826)	(5,059,280)
Class I	(2,976,848)	(30,910,669)	(3,532,141)	(35,758,047)
Class R1	(4)	(34)	(8)	(77)
Class R2	(3,837)	(39,061)	(4,817)	(47,958)
Class R3	(9,480)	(97,784)	(9,652)	(96,480)
Class R4	(21,674)	(224,477)	(102,458)	(1,043,512)
Class R5	(2)	(18)	(14)	(139)
	(4,900,186)	$(50,638,963)	(6,695,410)	$(67,390,339)

Net change
Class A	1,980,816	$20,386,574	4,153,518	$41,719,936
Class B	35,477	359,500	250,725	2,458,910
Class C	543,020	5,500,150	1,133,847	11,193,958
Class I	3,734,523	38,763,107	8,884,896	89,514,114
Class R1	1,818	18,259	495	4,799
Class R2	18,911	193,910	43,441	441,810
Class R3	(5,728)	(59,133)	22,864	227,624
Class R4	52,631	543,988	(19,771)	(210,796)
Class R5	211	2,191	416	4,117
	6,361,679	$65,708,546	14,470,431	$145,354,472

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds

Notes to Financial Statements (unaudited) – continued

managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2014, the fund’s commitment fee and interest expense were $497 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,186,874	132,342,855	(126,104,400)	24,425,329

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,348	$24,425,329

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2013 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: June 17, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: June 17, 2014

*	Print name and title of each signing officer under his or her signature.